VIA EDGAR

February 7, 2008

Securities and Exchange Commission

Document Control

100 F Street, NE

Washington, DC  20549

RE:	Old Mutual Funds I

1933 Act File No. 333-116057

1940 Act File No. 811-21587

CIK No. 0001292278

485(a)

Ladies and Gentlemen:

Pursuant to Rule 485 under the Securities Act of 1933 (the "1933 Act") (submission type 485APOS), Old Mutual Funds I hereby submits for filing on EDGAR its Post-Effective Amendment No. 32 under the 1933 Act and Amendment No. 33 under the Investment Company Act of 1940 (the "1940 Act") to the above-referenced Registration Statement on Form N-1A. The filing is being made in connection with a proposed restructuring of the Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, and Old Mutual VA Asset Allocation Growth Portfolio (the “VA Asset Allocation Portfolios”) from a “fund of managers” structure to a “fund of funds” structure, which will coincide with the annual update for these Portfolios. The filing consists of an Initial Class Prospectus, a Service Class Prospectus, and an SAI for the VA Asset Allocation Portfolios. Additionally, individual Initial and Service Class Prospectuses, and a standalone SAI, are being filed in connection with the annual update for the Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio (the “Analytic VA Portfolios”). The Analytic VA Portfolios are not part of the fund of funds restructuring, and although we do not anticipate material changes to the currently effective Prospectuses therefor, we have included the standalone Prospectuses and SAI for these Portfolios with the 485(a) filing.

If you have any questions or comments, please contact me at 720-200-7736.

Sincerely,

/s/ Rhonda A. Mills

Rhonda A. Mills

Associate Counsel